UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-5178

Name of Fund: BlackRock Equity Dividend Fund

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock Equity Dividend Fund, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 07/31/2007

Date of reporting period: 08/01/06 - 10/31/06

Item 1 - Schedule of Investments

BlackRock Equity Dividend Fund
Schedule of Investments as of October 31, 2006                 (in U.S. dollars)

                                                      Shares
                    Industry                            Held  Common Stocks                                               Value
------------------------------------------------------------------------------------------------------------------------------------
Europe
------------------------------------------------------------------------------------------------------------------------------------
France - 1.9%       Oil, Gas & Consumable            279,800  Total SA (a)                                           $    19,065,572
                    Fuels - 1.9%
                    ----------------------------------------------------------------------------------------------------------------
                                                              Total Common Stocks in France                               19,065,572
------------------------------------------------------------------------------------------------------------------------------------
Netherlands - 0.5%  Food Products - 0.5%             242,800  Unilever NV (a)                                              5,875,760
                    ----------------------------------------------------------------------------------------------------------------
                                                              Total Common Stocks in the Netherlands                       5,875,760
------------------------------------------------------------------------------------------------------------------------------------
Sweden - 0.9%       Household Durables - 0.9%        309,100  Electrolux AB Series B                                       5,659,957
                                                     264,500  Husqvarna AB (d)                                             3,241,063
                    ----------------------------------------------------------------------------------------------------------------
                                                              Total Common Stocks in Sweden                                8,901,020
------------------------------------------------------------------------------------------------------------------------------------
United              Beverages - 1.1%                 586,600  Diageo Plc                                                  10,854,053
Kingdom - 2.0%      ----------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable            138,100  BP Plc (a)                                                   9,266,510
                    Fuels - 0.9%
                    ----------------------------------------------------------------------------------------------------------------
                                                              Total Common Stocks in the United Kingdom                   20,120,563
                    ----------------------------------------------------------------------------------------------------------------
                                                              Total Common Stocks in Europe - 5.3%                        53,962,915
------------------------------------------------------------------------------------------------------------------------------------
North America
------------------------------------------------------------------------------------------------------------------------------------
Canada - 6.0%       Commercial Banks - 2.1%          180,500  Bank of Montreal                                            11,163,209
                                                     178,100  National Bank of Canada                                      9,714,257
                                                                                                                     ---------------
                                                                                                                          20,877,466
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified                      226,373  BCE, Inc.                                                    6,401,828
                    Telecommunication                119,100  TELUS Corp. (Non-Voting Shares)                              6,830,260
                    Services - 1.3%                                                                                  ---------------
                                                                                                                          13,232,088
                    ----------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 1.2%           104,200  Alcan, Inc.                                                  4,908,862
                                                     123,000  Barrick Gold Corp.                                           3,806,269
                                                      43,200  Teck Cominco Ltd. Class B                                    3,179,939
                                                                                                                     ---------------
                                                                                                                          11,895,070
                    ----------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable            362,600  Cameco Corp.                                                12,754,530
                    Fuels - 1.4%                      40,000  EnCana Corp.                                                 1,899,639
                                                                                                                     ---------------
                                                                                                                          14,654,169
                    ----------------------------------------------------------------------------------------------------------------
                                                              Total Common Stocks in Canada                               60,658,793
------------------------------------------------------------------------------------------------------------------------------------
Cayman              Insurance - 0.3%                  50,100  XL Capital Ltd. Class A                                      3,534,555
Islands - 0.3%      ----------------------------------------------------------------------------------------------------------------
                                                              Total Common Stocks in the Cayman Islands                    3,534,555
------------------------------------------------------------------------------------------------------------------------------------
United              Aerospace & Defense - 4.9%       144,700  General Dynamics Corp.                                      10,288,170
States - 75.6%                                       140,700  Northrop Grumman Corp.                                       9,341,073
                                                     280,700  Raytheon Co.                                                14,020,965
                                                      73,000  Rockwell Collins, Inc.                                       4,239,840
                                                     186,300  United Technologies Corp.                                   12,243,636
                                                                                                                     ---------------
                                                                                                                          50,133,684
                    ----------------------------------------------------------------------------------------------------------------
                    Automobiles - 0.0%                 6,100  Harley-Davidson, Inc.                                          418,643
                    ----------------------------------------------------------------------------------------------------------------
                    Beverages - 0.5%                 101,400  The Coca-Cola Co.                                            4,737,408
                                                       4,050  PepsiCo, Inc.                                                  256,932
                                                                                                                     ---------------
                                                                                                                           4,994,340
                    ----------------------------------------------------------------------------------------------------------------

BlackRock Equity Dividend Fund
Schedule of Investments as of October 31, 2006                 (in U.S. dollars)

                                                      Shares
                    Industry                            Held  Common Stocks                                               Value
------------------------------------------------------------------------------------------------------------------------------------
                    Capital Markets - 1.0%             3,500  American Capital Strategies Ltd.                       $       151,060
                                                      34,500  The Bank of New York Co., Inc.                               1,185,765
                                                       3,300  Franklin Resources, Inc.                                       376,068
                                                       2,250  Goldman Sachs Group, Inc.                                      427,027
                                                     108,000  Morgan Stanley                                               8,254,440
                                                                                                                     ---------------
                                                                                                                          10,394,360
                    ----------------------------------------------------------------------------------------------------------------
                    Chemicals - 3.3%                  72,300  Air Products & Chemicals, Inc.                               5,037,141
                                                      62,700  The Dow Chemical Co.                                         2,557,533
                                                     201,200  E.I. du Pont de Nemours & Co.                                9,214,960
                                                     109,300  Lyondell Chemical Co.                                        2,805,731
                                                     108,800  Olin Corp.                                                   1,882,240
                                                       6,900  PPG Industries, Inc.                                           471,960
                                                      62,600  Praxair, Inc.                                                3,771,650
                                                     141,100  Rohm & Haas Co.                                              7,311,802
                                                                                                                     ---------------
                                                                                                                          33,053,017
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 3.5%            8,600  Comerica, Inc.                                                 500,434
                                                      52,000  SunTrust Banks, Inc.                                         4,107,480
                                                     258,600  U.S. Bancorp                                                 8,751,024
                                                     156,200  Wachovia Corp.                                               8,669,100
                                                     368,100  Wells Fargo & Co.                                           13,358,349
                                                                                                                     ---------------
                                                                                                                          35,386,387
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Services &             96,000  RR Donnelley & Sons Co.                                      3,250,560
                    Supplies - 0.5%                  445,000  Synagro Technologies, Inc.                                   1,922,400
                                                                                                                     ---------------
                                                                                                                           5,172,960
                    ----------------------------------------------------------------------------------------------------------------
                    Computers &                      219,000  Hewlett-Packard Co.                                          8,484,060
                    Peripherals - 1.4%                66,600  International Business Machines Corp.                        6,149,178
                                                                                                                     ---------------
                                                                                                                          14,633,238
                    ----------------------------------------------------------------------------------------------------------------
                    Consumer Finance - 0.3%           49,600  American Express Co.                                         2,867,376
                    ----------------------------------------------------------------------------------------------------------------
                    Containers &                     180,200  Temple-Inland, Inc.                                          7,107,088
                    Packaging - 0.7%
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Financial            564,012  Bank of America Corp.                                       30,383,326
                    Services - 6.6%                  392,000  Citigroup, Inc.                                             19,662,720
                                                     352,900  JPMorgan Chase & Co.                                        16,741,576
                                                                                                                     ---------------
                                                                                                                          66,787,622
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified                      465,400  AT&T, Inc.                                                  15,939,950
                    Telecommunication                165,000  BellSouth Corp.                                              7,441,500
                    Services - 4.8%                  545,000  Verizon Communications, Inc.                                20,165,000
                                                     349,942  Windstream Corp.                                             4,801,204
                                                                                                                     ---------------
                                                                                                                          48,347,654
                    ----------------------------------------------------------------------------------------------------------------

BlackRock Equity Dividend Fund
Schedule of Investments as of October 31, 2006                 (in U.S. dollars)

                                                      Shares
                    Industry                            Held  Common Stocks                                               Value
------------------------------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 4.7%         86,800  American Electric Power Co., Inc.                      $     3,596,124
                                                     129,800  Exelon Corp.                                                 8,045,004
                                                     121,300  FPL Group, Inc.                                              6,186,300
                                                      97,000  FirstEnergy Corp.                                            5,708,450
                                                     100,400  ITC Holdings Corp.                                           3,566,208
                                                     151,900  Northeast Utilities                                          3,799,019
                                                     225,300  PPL Corp.                                                    7,777,356
                                                      75,700  Pinnacle West Capital Corp.                                  3,619,217
                                                     151,900  The Southern Co.                                             5,529,160
                                                                                                                     ---------------
                                                                                                                          47,826,838
                    ----------------------------------------------------------------------------------------------------------------
                    Electrical                         2,800  Emerson Electric Co.                                           236,320
                    Equipment - 0.4%                  69,300  Rockwell Automation, Inc.                                    4,296,600
                                                                                                                     ---------------
                                                                                                                           4,532,920
                    ----------------------------------------------------------------------------------------------------------------
                    Energy Equipment &                67,700  GlobalSantaFe Corp.                                          3,513,630
                    Services - 2.0%                  276,000  Halliburton Co.                                              8,928,600
                                                     122,500  Schlumberger Ltd.                                            7,727,300
                                                                                                                     ---------------
                                                                                                                          20,169,530
                    ----------------------------------------------------------------------------------------------------------------
                    Food & Staples                    41,400  Wal-Mart Stores, Inc.                                        2,040,192
                    Retailing - 0.2%
                    ----------------------------------------------------------------------------------------------------------------
                    Food Products - 0.7%              56,600  General Mills, Inc.                                          3,216,012
                                                      73,900  HJ Heinz Co.                                                 3,115,624
                                                      24,600  Reddy Ice Holdings, Inc.                                       590,400
                                                                                                                     ---------------
                                                                                                                           6,922,036
                    ----------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 1.5%             109,900  AGL Resources, Inc.                                          4,121,250
                                                     222,200  Equitable Resources, Inc.                                    9,003,544
                                                      68,400  National Fuel Gas Co.                                        2,558,160
                                                                                                                     ---------------
                                                                                                                          15,682,954
                    ----------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants &             24,750  McDonald's Corp.                                             1,037,520
                    Leisure - 0.5%                   137,600  Tim Hortons, Inc.                                            3,976,640
                                                                                                                     ---------------
                                                                                                                           5,014,160
                    ----------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.5%        167,300  Newell Rubbermaid, Inc.                                      4,814,894
                    ----------------------------------------------------------------------------------------------------------------
                    Household Products - 2.8%        122,700  Clorox Co.                                                   7,921,512
                                                     103,300  Kimberly-Clark Corp.                                         6,871,516
                                                     209,900  The Procter & Gamble Co.                                    13,305,561
                                                                                                                     ---------------
                                                                                                                          28,098,589
                    ----------------------------------------------------------------------------------------------------------------
                    Independent Power                287,500  TXU Corp.                                                   18,149,875
                    Producers & Energy
                    Traders - 1.8%
                    ----------------------------------------------------------------------------------------------------------------
                    Industrial                       103,500  3M Co.                                                       8,159,940
                    Conglomerates - 3.0%             633,050  General Electric Co.                                        22,226,385
                                                                                                                     ---------------
                                                                                                                          30,386,325
                    ----------------------------------------------------------------------------------------------------------------

BlackRock Equity Dividend Fund
Schedule of Investments as of October 31, 2006                 (in U.S. dollars)

                                                      Shares
                    Industry                            Held  Common Stocks                                               Value
------------------------------------------------------------------------------------------------------------------------------------
                    Insurance - 2.8%                  12,900  The Allstate Corp.                                     $       791,544
                                                      12,700  Chubb Corp.                                                    675,005
                                                     158,500  Lincoln National Corp.                                      10,034,635
                                                      72,400  Marsh & McLennan Cos., Inc.                                  2,131,456
                                                     282,194  The St. Paul Travelers Cos., Inc.                           14,428,579
                                                                                                                     ---------------
                                                                                                                          28,061,219
                    ----------------------------------------------------------------------------------------------------------------
                    Machinery - 1.8%                 147,100  Caterpillar, Inc.                                            8,930,441
                                                     115,100  Deere & Co.                                                  9,798,463
                                                                                                                     ---------------
                                                                                                                          18,728,904
                    ----------------------------------------------------------------------------------------------------------------
                    Marine - 0.2%                     92,700  Eagle Bulk Shipping, Inc.                                    1,592,586
                    ----------------------------------------------------------------------------------------------------------------
                    Media - 1.7%                     290,500  CBS Corp. Class B                                            8,407,070
                                                     139,300  The McGraw-Hill Cos., Inc.                                   8,938,881
                                                                                                                     ---------------
                                                                                                                          17,345,951
                    ----------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.4%            18,200  Newmont Mining Corp.                                           823,914
                                                       8,300  Nucor Corp.                                                    484,803
                                                      54,000  Southern Copper Corp.                                        2,774,520
                                                                                                                     ---------------
                                                                                                                           4,083,237
                    ----------------------------------------------------------------------------------------------------------------
                    Multi-Utilities - 4.0%            81,800  Ameren Corp.                                                 4,425,380
                                                      40,400  Consolidated Edison, Inc.                                    1,953,340
                                                      77,900  DTE Energy Co.                                               3,538,997
                                                      99,100  Dominion Resources, Inc.                                     8,026,109
                                                     304,620  Duke Energy Corp.                                            9,638,177
                                                      52,800  KeySpan Corp.                                                2,142,624
                                                      17,325  MDU Resources Group, Inc.                                      444,906
                                                      81,600  PG&E Corp.                                                   3,520,224
                                                      78,600  Sempra Energy                                                4,168,944
                                                      71,700  Wisconsin Energy Corp.                                       3,293,898
                                                                                                                     ---------------
                                                                                                                          41,152,599
                    ----------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.2%           48,218  Federated Department Stores                                  2,117,252
                    ----------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable            292,538  Chevron Corp.                                               19,658,554
                    Fuels - 10.9%                    225,100  ConocoPhillips                                              13,560,024
                                                     252,500  Consol Energy, Inc.                                          8,935,975
                                                     455,400  Exxon Mobil Corp.                                           32,524,668
                                                     123,700  Marathon Oil Corp.                                          10,687,680
                                                     131,200  Murphy Oil Corp.                                             6,187,392
                                                     140,500  Occidental Petroleum Corp.                                   6,595,070
                                                     309,600  Peabody Energy Corp.                                        12,993,912
                                                                                                                     ---------------
                                                                                                                         111,143,275
                    ----------------------------------------------------------------------------------------------------------------

BlackRock Equity Dividend Fund
Schedule of Investments as of October 31, 2006                 (in U.S. dollars)

                                                      Shares
                    Industry                            Held  Common Stocks                                               Value
------------------------------------------------------------------------------------------------------------------------------------
                    Paper & Forest                   131,400  International Paper Co.                                $     4,382,190
                    Products - 1.6%                  146,900  MeadWestvaco Corp.                                           4,042,688
                                                     122,000  Weyerhaeuser Co.                                             7,757,980
                                                                                                                     ---------------
                                                                                                                          16,182,858
                    ----------------------------------------------------------------------------------------------------------------
                    Personal Products - 0.5%         164,700  Avon Products, Inc.                                          5,008,527
                    ----------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 3.7%            93,500  Abbott Laboratories                                          4,442,185
                                                     144,400  Bristol-Myers Squibb Co.                                     3,573,900
                                                      75,600  Johnson & Johnson                                            5,095,440
                                                     102,550  Merck & Co., Inc.                                            4,657,821
                                                     406,800  Pfizer, Inc.                                                10,841,220
                                                     174,200  Wyeth                                                        8,889,426
                                                                                                                     ---------------
                                                                                                                          37,499,992
                    ----------------------------------------------------------------------------------------------------------------
                    Real Estate Investment            86,800  Kimco Realty Corp.                                           3,856,524
                    Trusts (REITs) - 1.1%             35,750  Simon Property Group, Inc.                                   3,471,325
                                                      82,400  Taubman Centers, Inc.                                        3,864,560
                                                                                                                     ---------------
                                                                                                                          11,192,409
                    ----------------------------------------------------------------------------------------------------------------
                    Software - 0.0%                    7,700  Microsoft Corp.                                                221,067
                    ----------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.4%          111,200  Limited Brands                                               3,277,064
                                                      22,900  Talbots, Inc.                                                  642,116
                                                                                                                     ---------------
                                                                                                                           3,919,180
                    ----------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury         5,800  VF Corp.                                                       440,858
                    Goods - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Thrifts & Mortgage                 8,400  Corus Bankshares, Inc.                                         172,452
                    Finance - 0.2%                    23,100  Freddie Mac                                                  1,593,669
                                                      10,750  Washington Mutual, Inc.                                        454,725
                                                                                                                     ---------------
                                                                                                                           2,220,846
                    ----------------------------------------------------------------------------------------------------------------
                    Tobacco - 0.1%                    14,000  Altria Group, Inc.                                           1,138,620
                    ----------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication        69,700  Alltel Corp.                                                 3,715,707
                    Services - 0.4%
                    ----------------------------------------------------------------------------------------------------------------
                                                              Total Common Stocks in the United States                   768,699,769
                    ----------------------------------------------------------------------------------------------------------------
                                                              Total Common Stocks in North America - 81.9%               832,893,117
------------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia
------------------------------------------------------------------------------------------------------------------------------------
Australia - 4.3%    Metals & Mining - 4.3%           858,500  Alumina Ltd.                                                 4,473,951
                                                     785,800  BHP Billiton Ltd.                                           16,599,394
                                                   1,450,400  BlueScope Steel Ltd.                                         8,131,342
                                                     236,470  Rio Tinto Ltd.                                              14,355,819
                    ----------------------------------------------------------------------------------------------------------------
                                                              Total Common Stocks in Australia                            43,560,506
------------------------------------------------------------------------------------------------------------------------------------
China - 0.4%        Metals & Mining - 0.4%           202,520  Aluminum Corp. of China Ltd. (a)                             3,580,554
                    ----------------------------------------------------------------------------------------------------------------
                                                              Total Common Stocks in China                                 3,580,554
                    ----------------------------------------------------------------------------------------------------------------
                                                              Total Common Stocks in the Pacific Basin/Asia - 4.7%        47,141,060
------------------------------------------------------------------------------------------------------------------------------------
                                                              Total Common Stocks (Cost - $686,240,609) - 91.9%          933,997,092
------------------------------------------------------------------------------------------------------------------------------------

BlackRock Equity Dividend Fund
Schedule of Investments as of October 31, 2006                 (in U.S. dollars)

                                                  Beneficial
                                                    Interest  Short-Term Securities                                       Value
------------------------------------------------------------------------------------------------------------------------------------
                                                $ 80,915,938  BlackRock Liquidity Series, LLC Cash Sweep
                                                              Series I, 5.22% (b)(c)                                 $    80,915,938
------------------------------------------------------------------------------------------------------------------------------------
                                                              Total Short-Term Securities
                                                              (Cost - $80,915,938) - 7.9%                                 80,915,938
------------------------------------------------------------------------------------------------------------------------------------
                                                              Total Investments (Cost - $767,156,547*) - 99.8%         1,014,913,030

                                                              Other Assets Less Liabilities - 0.2%                         1,771,295
                                                                                                                     ---------------
                                                              Net Assets - 100.0%                                    $ 1,016,684,325
                                                                                                                     ===============

* The cost and unrealized appreciation (depreciation) of investments as of October 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 767,156,554
                                                                  =============
      Gross unrealized appreciation                               $ 251,623,819
      Gross unrealized depreciation                                  (3,867,343)
                                                                  -------------
      Net unrealized appreciation                                 $ 247,756,476
                                                                  =============

(a)   Depositary receipts.
(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                    Net               Interest
      Affiliate                                  Activity              Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
        Cash Sweep Series I                    $(10,221,109)       $  1,150,483
      BlackRock Liquidity Series, LLC
        Money Market Series                    $ (3,577,600)       $     55,354
      --------------------------------------------------------------------------

(c)   Represents the current yield as of October 31, 2006.
(d)   Non-income producing security.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Equity Dividend Fund


By: /s/ Robert C. Doll, Jr.
    -------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Equity Dividend Fund

Date: December 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Equity Dividend Fund

Date: December 20, 2006


By: /s/ Donald C. Burke
    -------------------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock Equity Dividend Fund

Date: December 20, 2006